Business Combinations - Additional Information (Detail) £ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Oct. 21, 2024 GBP (£)	Apr. 28, 2022 GBP (£)	Jan. 31, 2022	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£) Acquisitions	Mar. 22, 2023 GBP (£)	Mar. 22, 2023 USD ($)	Jan. 28, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired				49.00%
Decrease in deferred consideration payable					£ 5	£ 8
Other net gains and losses [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs				£ 5	£ 12	20
Revibe Technologies Inc [Member]
Disclosure of detailed information about business combination [line items]
Total purchase consideration	£ 2
Contingent consideration	£ 1
Contingent Consideration Payable Period	8 years
Cash consideration	£ 1
Personnel Decisions Research Institutes LLC [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired							100.00%	100.00%
Identifiable assets acquired (liabilities assumed)							£ 91
Intangible assets							117
Cash consideration							152	$ 187
Goodwill recognised as of acquisition date							£ 61
ATI STUDIOS APPS SRL [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired		100.00%
Total purchase consideration		£ 135
Intangible assets						99
Business combination deferred share based compensation cash component subject to service fulfillment		13
Cash consideration		105
Deferred consideration payable		£ 30
Deferred consideration payable period		2 years
Goodwill recognised as of acquisition date						202
ATI STUDIOS APPS SRL [Member] | Contingent Consideration Payable by Shares [Member]
Disclosure of detailed information about business combination [line items]
Business combination deferred share based compensation subject to service fulfillment		£ 7
Credly Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of total voting equity interests acquired									100.00%
Percentage of equity interest held before business combination									19.90%
Total purchase consideration									£ 149
Cash consideration									107
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date									31
Deferred consideration payable									£ 11
Deferred consideration payable period			2 years
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about business combination [line items]
Total purchase consideration						£ 11
Number Of additional business acquisitions completed | Acquisitions						3